Trade receivables	9 Months Ended
Sep. 30, 2020
Trade receivables
Trade receivables	Note 11 – Trade receivables The increase in Trade receivables from DKK 0.8 million at December 31, 2019 to DKK 61.7 million at September 30, 2020 is mainly related the receivables from V-Go sales.